Note 1 - Corporate Information	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of general information about financial statements [text block]
Note
1
Corporate information

Successor

Opera Limited (the “Company” and “Parent”), with its office at Maples Corporate Services Limited, PO Box
309,
Ugland House, Grand Cayman,
KY1
-
1104,
Cayman Islands, is an exempted company under the laws of Cayman Islands. The address of the principal executive office is Gjerdrums vei
19,
0484
Oslo, Norway. The Company was incorporated in the Cayman Islands as of
March 19, 2018,
with the purpose of being the issuer in our initial public offering of American Depository Shares (ADSs) on Nasdaq following a corporate reorganization in
2018.
The reorganization resulted in the members of Kunhoo Software LLC, the group’s parent company as of
December 31, 2017
and at the time of the reorganization, exchanging their ownership interests for common shares and ownership in Opera Limited with substantially the same rights and proportionate ownership. For periods prior to the reorganization, the share amounts have been adjusted to reflect those of Opera Limited. In
July 2018,
Opera Limited listed on Nasdaq under the OPRA ticker symbol.

Opera Limited and its subsidiaries (the “Group”) are
one
of the world’s leading browser providers and an influential player in the field of integrated AI-driven digital content discovery and recommendation platforms.

The consolidated financial statements of the Group for the year ended
December 31, 2018
were authorized for issue in accordance with a resolution of the directors on
April 17, 2019.

Predecessor

On
November 3, 2016,
Kunhoo Software LLC through wholly-owned subsidiaries acquired Opera Software AS (with subsidiaries, the “Acquired Companies”), which included the “Consumer Business” of Otello Corporation ASA, formerly Opera Software ASA (“Otello”). The Consumer Business consisted of mobile and PC web browsers as well as certain related products and services. It was managed from Norway, with key engineering operations located in Poland, Sweden and China.